Additional Information - Financial Statement Schedule I (Details 7) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net (loss) income			$ 59,337,685	$ (72,025,935)	$ (266,555,392)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (earning) of subsidiaries			(198,148)	(196,715)
Gain on repurchase of convertible senior notes				(282,625)	(5,091,424)
Share-based compensation			4,399,729	5,667,846	5,999,427
Amortization of convertible senior notes issuance costs			1,131,147
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities			37,106,827	(1,238,302)	(44,652,036)
Net cash (used in) provided by operating activities			183,959,589	46,531,200	(178,198,886)
Investing activities:
Repayment of amounts due from group companies			(19,486,356)
Funds transferred to group companies			(7,297,385)	10,524,438	(1,886,856)
Net cash used in investing activities			(487,785,795)	(36,205,130)	(170,586,320)
Financing activities:
Proceeds from issuance of ordinary shares pursuant to share option plan			1,408,184	922,556
Proceeds from issuance of convertible senior notes			287,500,000
Debt issuance costs			(8,704,466)
Payments for repurchase of convertible senior notes				(26,292,375)	(39,082,576)
Redemption of convertible senior notes				(57,007,000)
Proceed from issuance of ordinary shares, net of issuance costs	26,235,928	106,177,882	132,413,810
Payment for call options in connection with convertible senior notes issuance			(52,311,578)
Net cash provided by (used in) financing activities			207,655,815	(337,113,694)	342,265,775
Net change in cash and cash equivalents			(93,793,579)	(320,590,429)	(9,503,981)
Cash and cash equivalents at the beginning of the year			486,685,563	807,275,992	816,779,973
Cash and cash equivalents at the end of the year			392,891,984	486,685,563	807,275,992
Entities with net asset distribution restrictions
Operating activities:
Net (loss) income			59,337,685	(72,025,935)	(266,555,392)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (earning) of subsidiaries			(71,588,194)	63,625,771	261,348,842
Gain on repurchase of convertible senior notes				(282,625)	(5,091,424)
Share-based compensation			4,399,729	5,667,846	5,999,427
Amortization of convertible senior notes issuance costs			1,131,147
Changes in operating assets and liabilities:
Other current assets			97	91	(6,605)
Accrued expenses and other current liabilities			1,776,708	(1,633,225)	(1,472,645)
Net cash (used in) provided by operating activities			(4,942,828)	(4,648,077)	(5,777,797)
Investing activities:
Repayment of amounts due from group companies				83,833,829	7,395,837
Funds transferred to group companies			(354,745,383)
Net cash used in investing activities			(354,745,383)	83,833,829	7,395,837
Financing activities:
Proceeds from issuance of ordinary shares pursuant to share option plan			1,408,184	922,556
Proceeds from issuance of convertible senior notes			287,500,000
Debt issuance costs			(8,704,466)
Payments for repurchase of convertible senior notes				(26,292,375)	(39,082,576)
Redemption of convertible senior notes				(57,007,000)
Proceed from issuance of ordinary shares, net of issuance costs			132,413,810
Payment for call options in connection with convertible senior notes issuance			(52,311,578)
Net cash provided by (used in) financing activities			360,305,950	(82,376,819)	(39,082,576)
Net change in cash and cash equivalents			617,739	(3,191,067)	(37,464,536)
Cash and cash equivalents at the beginning of the year			2,548,419	5,739,486	43,204,022
Cash and cash equivalents at the end of the year			$ 3,166,158	$ 2,548,419	$ 5,739,486